Income Taxes - Reconciliation of Federal Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Statutory federal corporate tax rate	35.00%	35.00%	35.00%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(0.80%)	(0.90%)	(1.00%)
Bank owned life insurance	(1.70%)	(1.60%)	(1.50%)
Tax credits (low income housing)	(6.60%)	(6.10%)	(5.20%)
State income tax expense, net of federal benefit	0.00%	0.00%	4.70%
Valuation allowance, net of federal benefit	0.00%	0.00%	(1.30%)
Other	(1.30%)	(1.80%)	(1.20%)
Effective tax rate	24.60%	24.60%	29.50%